PIMCO StocksPLUS Global Portfolio Investment Objectives and Goals - Advisor Class [Member] - PIMCO StocksPLUS Global Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PIMCO StocksPLUS® Global Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks total return which exceeds that of a blend of the 50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index, consistent with prudent investment management.